INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2025
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
NOTE 8. INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The following table presents information regarding Cibest Corporate Group investments in associates and joint ventures:

Composition	December 31, 2025	December 31, 2024
In millions of COP
Investments in associates(1)	3,013,466	2,768,611
Investments in joint ventures(2)	298,040	160,373
Total investments in associates and joint ventures	3,311,506	2,928,984
(1)As of December 31, 2025, and 2024, the amount includes investments in associates at fair value for COP 2,041,402 and COP 1,830,884, respectively, see Note 30. Fair value of assets and liabilities. Additionally, the amount includes investments in associates at equity method value for COP 972,064 and COP 937,727, respectively.
(2)All investments in joint ventures are accounted for using the equity method.
The following are the investments in associates that Cibest Corporate Group holds as of December 31, 2025, and 2024:

Company name	Main activity	Country	December 31, 2025			December 31, 2024
			% of Ownership interest	Carrying amount		% of Ownership interest	Carrying amount
In millions of COP
P.A Viva Malls(1)	Development and operation of commercial spaces	Colombia	49.00%	1,990,554		49.00%	1,817,503
Protección S.A.(1)	Administration of pension and severance funds	Colombia	20.58%	661,833		20.58%	625,370
P.A El Bosque	Real estate ecosystems	Colombia	14.11%	82,547	*	14.11%	85,863	*
Titularizadora Colombiana S.A. Hitos.	Mortgage portfolio securities	Colombia	26.98%	44,726	*	26.98%	42,050	*
Redeban Multicolor S.A.	Network data transmission services	Colombia	20.36%	43,701	*	20.36%	42,190	*
P.A El Otoño	Real estate ecosystems	Colombia	16.30%	38,867	*	16.30%	36,676	*
P.A Lote Palermo(2)	Real estate ecosystems	Colombia	37.50%	37,294		-%	-
ACH Colombia S.A.	Electronic transfer services	Colombia	19.94%	28,613	*	19.94%	23,706	*
Patria Asset Management S.A.	Investment management services	Colombia	49.31%	24,742	*	49.31%	20,428
P.A Distrito Vera	Real estate ecosystems	Colombia	33.33%	13,408		33.33%	13,325
Servicios Financieros, S.A. de C.V.	Processing of financial transactions and electronic payment methods	El Salvador	49.78%	12,567	*	49.78%	12,695	*
Servicio Salvadoreño de Protección, S. A. de C.V.	Custodial services and transfer of monetary types	El Salvador	25.00%	12,145	*	25.00%	13,382	*
P.A La Felicidad	Real estate ecosystems	Colombia	20.00%	7,689	*	20.00%	4,067	*
P.A Boreal	Real estate ecosystems	Colombia	20.00%	5,622	*	20.00%	8,658	*
P.A Madrid II	Real estate ecosystems	Colombia	20.00%	4,129	*	20.00%	3,103	*
Reintegra S.A.S.	Collections and recovery of portfolio	Colombia	46.00%	2,696	*	46.00%	3,520
Agricapital S.A.S.	Financial services	Colombia	10.79%	1,064	*	10.79%	991	*
ACH de El Salvador, S. A. de C.V.	Electronic transfer services	El Salvador	25.00%	842	*	25.00%	1,544	*
P.A Mirador de la Ciénaga.	Real estate ecosystems	Colombia	13.00%	281	*	13.00%	4,326	*
Fideicomiso Locales Distrito Vera	Real estate ecosystems	Colombia	33.33%	146		33.33%	56
Internacional Ejecutiva de Aviación S.A.S.(3)	Aircraft and aircraft travel service	Colombia	-%	-		37.50%	9,158
Servicios de Identidad Digital S.A.S.(4)	Digital services	Colombia	-%	-		33.33%	-
Total investments in associates				3,013,466			2,768,611
(1)For further information, see table the changes in the carrying amount of associates of Cibest Corporate Group as of December 31, 2025 and 2024.
(2)Investment reclassified from equity instrument to associate by FCP Fondo Colombia Inmobiliario S.A. in November 2025.
(3)It is reclassified as a joint venture due to the increase in the percentage of ownership with the purchase of 562,500 shares from Grupo Argos S.A. for COP 453 in September 2025.
(4)On July 2, 2025, the liquidation certificate was filed with the Chamber of Commerce and the company's registration was canceled. As of December 31, 2024, the carrying amount of this investment was COP 0, due to the recognition of the entity's losses during the year through the application of the equity method.
(*)For the purposes of applying the equity method of accounting, financial statements as of November 30, 2025, and 2024 have been used. However, Cibest Corporate Group does not consider that any adjustments have to be made since no significant transactions took place between that date and December 31, 2025, and 2024.
The following table sets forth the changes in the carrying amount of associates of Cibest Corporate Group as of December 31, 2025, and 2024:

	December 31, 2025				December 31, 2024
	In millions of COP
	P.A Viva Malls	Protección S.A.	Others	Total	P.A Viva Malls	Protección S.A.	Others	Total
Balance as of January 1,	1,817,503	625,370	325,738	2,768,611	1,661,679	594,105	270,289	2,526,073
Equity method(1)	173,051	77,538	65,648	316,237	155,824	94,180	61,189	311,193
OCI (Equity method)	-	88	(140)	(52)	-	(8,464)	1,642	(6,822)
OCI (Translation adjustment)	-	-	(4,244)	(4,244)	-	-	3,395	3,395
Purchase / capitalizations	-	-	4,934	4,934	-	-	38,285	38,285
Sales or refund of contributions	-	-	(23,044)	(23,044)	-	-	(21,041)	(21,041)
Impairment loss(2)	-	-	-	-	-	-	(26)	(26)
Dividends	-	(41,163)	(37,067)	(78,230)	-	(55,558)	(27,432)	(82,990)
Transfers(3)	-	-	28,137	28,137	-	-	-	-
Others	-	-	1,117	1,117	-	1,107	(563)	544
Balance as of December 31,	1,990,554	661,833	361,079	3,013,466	1,817,503	625,370	325,738	2,768,611
(1)For further information see Note 25.5. Dividends and net income on equity investments.
(2)For 2024, Cibest Corporate Group management performed a valuation, to establish the recoverable amounts based in value in use of Reintegra S.A.S., which amounted to COP 3,737, with a discount rate of 20.39%. As a result of the valuation, the recoverable amounts of the investment were lower than the carrying amount of each year, for this, Cibest Corporate Group recorded an impairment in the Consolidated Statement of Income for COP 26. For further information see Note 25.5. Dividends and net income on equity investments.
(3)Net effect between the transfer of P.A. Lote Palermo from other equity instruments and the reclassification of Internacional Ejecutiva de Aviación S.A.S. to joint ventures.

The following is additional information regarding Cibest Corporate Group’s most significant associates as of December 31, 2025, and 2024:
As of December 31, 2025

Company name	Assets (unaudited)	Liabilities (unaudited)	OCI (unaudited)	Income from ordinary activities (unaudited)	Profits (unaudited)
In millions of COP
P.A Viva Malls	4,112,818	50,463	-	885,803	469,813
Protección S.A.	3,422,617	804,200	39,060	1,959,129	376,826
As of December 31, 2024

Company name	Assets (unaudited)	Liabilities (unaudited)	OCI (unaudited)	Income from ordinary activities (unaudited)	Profits (unaudited)
In millions of COP
P.A Viva Malls	3,823,893	114,703	-	761,198	487,123
Protección S.A.	3,194,045	752,834	38,953	1,884,277	446,532
The dividends received from the associate at fair value P.A Viva Malls for the year ended December 31, 2025, and 2024 are COP 135,246 and COP 121,977, respectively. These are included in the line Dividends and net income on equity investments in the Consolidated Statement of Income. Dividends are received in Protección S.A. for the year ended December 31, 2025 and 2024 are COP 41,163, and COP 55,558, respectively, effect of the recognition of the equity method, recognized as a reduction in the value of the investment.
The following are the joint ventures that Cibest Corporate Group holds as of December 31, 2025, and 2024:

Company name	Main activity	Country	December 31, 2025		December 31, 2024
			% of Ownership interest	Carrying amount	% of Ownership interest	Carrying amount
In millions of COP
Compañía de Financiamiento TUYA S.A.(1)	Financing Services	Colombia	50.00%	235,908	50.00%	95,106
Puntos Colombia S.A.S.	Administration of the customers loyalty	Colombia	50.00%	28,862	50.00%	17,691
Internacional Ejecutiva de Aviación S.A.S.(2)	Aircraft and aircraft travel service	Colombia	50.00%	12,962	-%	-
Fondo de Capital Privado Ruta del Sol compartimento A	Investment in infrastructure projects	Colombia	26.30%	10,606	26.30%	10,597	*
Ecosistemas Digitales de Negocio S.A.S.	Digital electronic billing services	Colombia	50.00%	4,502	50.00%	3,182
P.A Blup	Inventory finance and comprehensive logistics operation	Colombia	50.00%	4,327	50.00%	3,888
P.A Coba	Technological platform development	Colombia	51.78%	602	51.78%	1,720
P.A Acelera TI	IT talent development	Colombia	50.00%	195	50.00%	279
P.A Avicapital	Purchase and sale of loans and receivables	Colombia	50.00%	76	50.00%	75	*
P.A Laurel(3)	Renewable energies	Colombia	-%	-	50.00%	27,835
P.A Reintegra(4)	Collections and recovery of portfolio	Colombia	46.00%	-	46.00%	-	*
P.A Muverang(5)	Sustainable mobility services	Colombia	33.33%	-	33.33%	-	*
Total investments in joint venture				298,040		160,373
(1)For further information, see table the changes in the carrying amount of joint ventures of Cibest Corporate Group as of December 31, 2025, and 2024.
(2)It is reclassified from associate to joint venture due to the increase in the percentage of ownership with the purchase of 562,500 shares from Grupo Argos S.A. for COP 453 in September 2025.
(3)Investment sold by Inversiones CFNS S.A.S in September 2025. For further information see Note 25.5. Dividends and net income on equity investments.
(4)In 2025 and 2024, the carrying amount at the end of the year is COP 0, because the amount of downstream transactions between Bancolombia S.A. and P.A Reintegra made during these years.
(5)In 2025 and 2024, the value of the investment in the company is COP 0, due to the recognition of the equity method and impairment of the company.
(*)For the purposes of applying the equity method of accounting, financial statements as of November 30, 2025, and 2024 have been used. However, Cibest Corporate Group does not consider that any adjustments have to be made since no significant transactions took place between these dates and December 31, 2025, and 2024.
The following table sets forth the changes in the carrying amount of joint ventures of Cibest Corporate Group as of December 31, 2025, and 2024:

	December 31, 2025			December 31, 2024
	In millions of COP
	Compañía de financiamiento Tuya S.A.	Others	Total	Compañía de financiamiento Tuya S.A.	Others	Total
Balance as of January 1,	95,106	65,267	160,373	410,324	61,206	471,530
Equity method(1)	22,935	9,790	32,725	(79,681)	(8,940)	(88,621)
OCI (Equity method)	-	(18)	(18)	-	-	-
Purchase / capitalizations	-	9,764	9,764	76,751	15,437	92,188
Sales or refund of contributions	-	(27,114)	(27,114)	-	(403)	(403)
Recovery / (Impairment loss)(2)	117,867	-	117,867	(312,288)	(2,033)	(314,321)
Transfers(3)		9,158	9,158
Dividends	-	(4,715)	(4,715)	-	-	-
Balance as of December 31,	235,908	62,132	298,040	95,106	65,267	160,373
(1)For further information, see Note 25.5. Dividends and net income on equity investments.
(2)During 2025 and 2024, Cibest Corporate Group’s management requested a valuation of the joint venture Tuya S.A. to determine the recoverable amount, which amounted to COP 235,907 and COP 85,993 respectively, based on value in use; the valuation used discount rates of 13.70% - 14.20% and 12.90% - 16.10% respectively. As a result of the valuation, the recoverable amount of the investment was higher than the carrying amount for 2025 and lower for 2024; therefore, Cibest Corporate Group recognized a recovery of COP 117,867 and an impairment of COP 312,288, respectively, in the Consolidated Statement of Income. Additionally, in 2024, Cibest Corporate Group's management determined that, due to its divestment decision in P.A. Muverang, the recoverable amount is COP 0. ince the recoverable amount was lower than the carrying amount, an impairment of COP 2,033. was recognized in the Consolidated Statement of Income for the period. For further information, see Note 25.5. Dividends and net income on equity investments.
(3)Reclassification of Internacional Ejecutiva de Aviación S.A.S. from associates to joint ventures.

The following is additional information regarding the Cibest Corporate Group’s most significant joint ventures as of December 31, 2025 and 2024:
As of December 31, 2025

Company name	Assets (unaudited)(1)	Liabilities (unaudited)	Income from ordinary activities (unaudited)	Profit (unaudited)(2)
In millions of COP
Compañía de financiamiento Tuya S.A.	2,346,559	1,792,658	1,186,933	45,872
(1)Includes cash and cash equivalents for COP 175,888.
(2)Includes interest and valuation income for COP 444,415, credit impairment charges, net for COP 129,630, interest expenses for COP 174,042, depreciation and amortization for COP 28,302 and income tax revenue for COP 46,491.

As of December 31, 2024

Company name	Assets (unaudited)(1)	Liabilities (unaudited)	Income from ordinary activities (unaudited)	Loss (unaudited)(2)
In millions of COP
Compañía de financiamiento Tuya S.A.	2,830,280	2,322,251	1,505,074	155,514
(1)Includes cash and cash equivalents for COP 317,389.
(2)Includes interest and valuation income for COP 704,535, credit impairment charges, net for COP 510,496, interest expenses for COP 305,343, depreciation and amortization for COP 29,329 and income tax revenue for COP 53,566.

The accumulated other comprehensive income before tax of investments in associates and joint ventures as of December 31, 2025 and 2024, corresponds to COP (10,432) and COP (6,118), respectively.
As of December 31, 2025 and 2024, there are no restrictions on the ability of the associates and joint ventures to transfer funds to Cibest Corporate Group in the form of cash dividends. In the same way, there are no contingent liabilities incurred by Cibest Corporate Group regarding its interests in the aforementioned joint ventures and associates.
In the companies P.A El Bosque, P.A El Otoño, ACH Colombia S.A., P.A Mirador de la Ciénaga and Agricapital S.A.S. the participation of Cibest Corporate Group is less than 20%, however, it has participation in the Board of Directors and for this reason it is considered that it has significant influence over the decisions that may be taken in the company.